LONG-TERM INVESTMENT (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 05, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LONG-TERM INVESTMENT
Less: share of equity loss			$ (41)
Long-term investment		$ 393	352	$ 393
Net Income (Loss)			(53,907)	(40,972)	$ (53,563)
Anhui Kaixin New Energy Vehicle Co., Ltd.
LONG-TERM INVESTMENT
Net Income (Loss)			126
Anhui Kaixin New Energy Vehicle Co., Ltd.
LONG-TERM INVESTMENT
Investment in Anhui Kaixin New Energy Vehicle Co., Ltd. ("Anhui Kaixin")		393	393	$ 393
Less: share of equity loss		$ 0	$ (41)
Percentage of Ownership Sold	66.702%
Percentage of ownership interest	33.298%